Note 4 - Vessels, Net (Details Textual)	Jan. 10, 2025 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization		$ 453,102,388	$ 465,913,492
M/V "Diamantis" [Member]
Proceeds from Sale of Property, Plant, and Equipment	$ 13,200,000
Gain (Loss) on Disposition of Property Plant Equipment	$ 10,200,000
Asset Pledged as Collateral [Member] | Loan Agreements [Member]
Number of Vessels Used As Collateral		12
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization		$ 342,500,000
Asset Pledged as Collateral [Member] | Sale Leaseback Financing Transaction [Member]
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization		$ 42,900,000